related party transactions	6 Months Ended
Jun. 30, 2022
related party transactions
related party transactions
30	related party transactions
(a)	Transactions with key management personnel

Our key management personnel have authority and responsibility for overseeing, planning, directing and controlling our activities and consist of our Board of Directors and our Executive Team.

Total compensation expense for key management personnel, and the composition thereof, is as follows:

	Three months		Six months
Periods ended June 30 (millions)	2022	2021	2022	2021
Short-term benefits	$4	$5	$8	$8
Post-employment pension [1] and other benefits	2	2	7	4
Share-based compensation [2]	22	19	40	36
	$28	$26	$55	$48

1	Our Executive Team members are members of our Pension Plan for Management and Professional Employees of TELUS Corporation and certain other non-registered, non-contributory supplementary defined benefit and defined contribution pension plans.
2	We accrue an expense for the notional subset of our restricted share units with market performance conditions using a fair value determined by a Monte Carlo simulation. Restricted share units with an equity settlement feature are accounted for as equity instruments. The expense for restricted share units that do not ultimately vest is reversed against the expense that was previously recorded in their respect.

As disclosed in Note 14, we made initial awards of share-based compensation in 2022 and 2021, including, as set out in the following table, to our key management personnel. As most of these awards are cliff-vesting or graded-vesting and have multi-year requisite service periods, the related expense is being recognized rateably over a period of years and thus only a portion of the 2022 and 2021 initial awards are included in the amounts in the table above.

Six-month periods ended June 30 ($ in millions)	2022			2021
	Number of	Notional	Grant-date	Number of	Notional	Grant-date
	units	value [1]	fair value [1]	units	value [1]	fair value [1]
TELUS Corporation
Restricted share units	1,007,431	$32	$39	1,222,589	$32	$35
TELUS International (Cda) Inc.
Restricted share units	265,617	9	9	205,308	7	7
Share options	—	—	—	167,693	1	1
		9	9		8	8
		$41	$48		$40	$43

1	The notional value of restricted share units is determined by multiplying the equity share price at the time of award by the number of units awarded; the grant-date fair value differs from the notional value because the fair values of some awards have been determined using a Monte Carlo simulation (see Note 14(b)). The notional value of share options has been determined using an option pricing model.

The amount recorded for liability-accounted restricted share units and share options awards outstanding as at June 30, 2022 was $2 million (December 31, 2021 – $7 million).

Our Directors’ Deferred Share Unit Plan provides that, in addition to his or her annual equity grant of deferred share units, a director may elect to receive his or her annual retainer and meeting fees in deferred share units, TELUS Corporation Common Shares or cash. Deferred share units entitle directors to a specified number of TELUS Corporation Common Shares. Deferred share units accounted for as liabilities have been paid out when a director ceased to be a director, for any reason, at a time elected by the director in accordance with the Directors’ Deferred Share Unit Plan; during the three-month and six-month periods ended June 30, 2022 and 2021, no amounts were paid out. As at June 30, 2022 and December 31, 2021, no liability-accounted awards were outstanding.

During the three-month period ended March 31, 2021, key management personnel exercised 255,973 TELUS International (Cda) Inc. share options, which had an intrinsic value of $7 million at the time of exercise, reflecting a weighted average price at the date of exercise of $39.58; no options were exercised during the three-month period ended June 30, 2021. During the three-month and six-month periods ended June 30, 2022, key management personnel exercised 125,806 TELUS International (Cda) Inc. share options, which had an intrinsic value of $2 million at the time of exercise, reflecting a weighted average price at the date of exercise of $30.33.

Employment agreements with members of the Executive Team typically provide for severance payments if an executive’s employment is terminated without cause: generally 18–24 months of base salary, benefits and accrual of pension service in lieu of notice, and 50% of base salary in lieu of an annual cash bonus. In the event of a change in control, Executive Team members are not entitled to treatment any different than that given to our other employees with respect to non-vested share-based compensation.

(b)	Transactions with defined benefit pension plans

During the three-month and six-month periods ended June 30, 2022, we provided management and administrative services to our defined benefit pension plans; the charges for these services were on a cost recovery basis and amounted to $2 million (2021 – $2 million) and $4 million (2021 – $4 million), respectively.

(c)	Transactions with real estate joint venture

During the three-month and six-month periods ended June 30, 2022 and 2021, we had transactions with the TELUS Sky real estate joint venture, which is a related party, as set out in Note 21. As at June 30, 2022, we had recorded lease liabilities of $94 million (December 31, 2021 – $95 million) in respect of our TELUS Sky lease, and monthly cash payments are made in accordance with the lease agreement; one-third of those amounts is due to our economic interest in the real estate joint venture.